Financial instruments and risk management (Details 10) R$ in Millions	12 Months Ended
Dec. 31, 2024 BRL (R$)
Cash Cash Equivalents And Financial Investments [Member] | Brazilian Real U S Dollar Exchange Rate [Member]
IfrsStatementLineItems [Line Items]
Exposure value	R$ 10,757
Probable amount	(404)
Reasonably possible gain (loss)	1,312
Possible gain (loss)	3,936
Cash Cash Equivalents And Financial Investments [Member] | Brazilian Real Euro Exchange Rate [Member]
IfrsStatementLineItems [Line Items]
Exposure value	272
Probable amount	30
Reasonably possible gain (loss)	32
Possible gain (loss)	95
Cash Cash Equivalents And Financial Investments [Member] | Brazilian Real Mexican Peso Exchange Rate [Member]
IfrsStatementLineItems [Line Items]
Exposure value	412
Reasonably possible gain (loss)	47
Possible gain (loss)	141
Cash Cash Equivalents And Financial Investments [Member] | CDI Interest Rate [Member]
IfrsStatementLineItems [Line Items]
Exposure value	5,259
Probable amount	117
Reasonably possible gain (loss)	135
Possible gain (loss)	417
Borrowing [Member] | Brazilian Real U S Dollar Exchange Rate [Member]
IfrsStatementLineItems [Line Items]
Exposure value	65,024
Probable amount	2,437
Reasonably possible gain (loss)	(7,917)
Possible gain (loss)	(23,750)
Borrowing [Member] | Brazilian Real Euro Exchange Rate [Member]
IfrsStatementLineItems [Line Items]
Exposure value	70
Probable amount	(8)
Reasonably possible gain (loss)	(8)
Possible gain (loss)	(24)
Trade Payables [Member] | Brazilian Real U S Dollar Exchange Rate [Member]
IfrsStatementLineItems [Line Items]
Exposure value	12,646
Probable amount	474
Reasonably possible gain (loss)	(1,541)
Possible gain (loss)	(4,624)
Trade Payables [Member] | Brazilian Real Euro Exchange Rate [Member]
IfrsStatementLineItems [Line Items]
Exposure value	248
Probable amount	(27)
Reasonably possible gain (loss)	(29)
Possible gain (loss)	(87)
Trade Payables [Member] | Brazilian Real Mexican Peso Exchange Rate [Member]
IfrsStatementLineItems [Line Items]
Exposure value	224
Reasonably possible gain (loss)	(26)
Possible gain (loss)	(77)
Derivatives [member] | Brazilian Real U S Dollar Exchange Rate [Member]
IfrsStatementLineItems [Line Items]
Exposure value	1,127
Probable amount	389
Reasonably possible gain (loss)	(279)
Possible gain (loss)	(1,495)
Derivatives [member] | IPCA Interest Rate [Member]
IfrsStatementLineItems [Line Items]
Exposure value	826
Probable amount	858
Reasonably possible gain (loss)	964
Possible gain (loss)	1,296
Loan From Non Controlling Shareholdersof Braskem Idesa [Member] | Brazilian Real U S Dollar Exchange Rate [Member]
IfrsStatementLineItems [Line Items]
Exposure value	1,050
Probable amount	39
Reasonably possible gain (loss)	(128)
Possible gain (loss)	(384)
Trade Accounts Receivables [Member] | Brazilian Real U S Dollar Exchange Rate [Member]
IfrsStatementLineItems [Line Items]
Exposure value	1,626
Probable amount	(61)
Reasonably possible gain (loss)	198
Possible gain (loss)	511
Borrowings Indexed To CDI [Member] | CDI Interest Rate [Member]
IfrsStatementLineItems [Line Items]
Exposure value	3,064
Probable amount	(383)
Reasonably possible gain (loss)	(396)
Possible gain (loss)	(1,558)
Leniency Agreement [Member] | CDI Interest Rate [Member]
IfrsStatementLineItems [Line Items]
Exposure value	636
Probable amount	(37)
Reasonably possible gain (loss)	(44)
Possible gain (loss)	(138)
Borrowings Indexed To IPCA [Member] | IPCA Interest Rate [Member]
IfrsStatementLineItems [Line Items]
Exposure value	1,129
Probable amount	(5)
Reasonably possible gain (loss)	(159)
Possible gain (loss)	(521)
Borrowings Indexed To SOFR [Member] | SOFR Interest Rate [Member]
IfrsStatementLineItems [Line Items]
Exposure value	7,844
Probable amount	101
Reasonably possible gain (loss)	(906)
Possible gain (loss)	R$ (2,718)